INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS OR INCOME BEFORE INCOME TAXES FROM CONTINUING OPERATIONS

For the year ended December 31, 2022, 2023 and 2024, loss or income before income taxes from continuing operations consists of:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Cayman Islands: Mercurity Fintech Holding Inc. (“MFH”)	(1,384,127)	(6,120,978)	(7,992,466)
US: Mercurity Fintech Technology Holding Inc. (“MFH Tech”)	(2,594,153)	(2,662,392)	8,776
US: Chaince Securities, Inc.	(100,291)	(45,346)	—
US: Chaince Securities, LLC (formerly known as JVDA, LLC)	(30)	—	—
Hong Kong: Ucon Capital (HK) Limited (“Ucon”)	(23,652)	(496,006)	(1,317,169)
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	(93,360)	(121,212)	(177,053)

SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF THE INCOME TAX EXPENSE

The current and deferred components of the income tax expense from continuing operations in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Current tax expense	—	(587)	(2,294)
Deferred tax (expense)/benefit	(336,985)	91,363	251,005
Income tax (expense)/benefit	(336,985)	90,776	248,711

SCHEDULE OF INCOME TAX BENEFIT FROM CONTINUING OPERATIONS

	For the year ended December 31, 2024
	US$	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince Securities, Inc.)	US (Chaince Securities, LLC)	Hong Kong	PRC	Consolidated
Loss before income taxes	(2,594,153)	(100,291)	(30)	(23,652)	(93,360)	(2,811,486)
Income tax computed at applicable tax rates	(544,772)	(21,061)	(6)	(3,903)	(23,340)	(593,082)
Current losses unrecognized deferred income tax	544,772	—	6	3,903	23,340	572,021
Temporary difference between the book value of intangible asset and its tax base	—	—	25,200	—	—	25,200
Changes in valuation allowance	—	—	—	332,846	—	332,846
Income tax expenses/(benefits)	—	(21,061)	25,200	332,846	—	336,985

	For the year ended December 31, 2023
	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince Securities, Inc.)	Hong Kong	PRC	Consolidated
Loss before income taxes	(2,662,392)	(45,346)	(496,006)	(121,212)	(3,324,956)
Income tax computed at applicable tax rates	(559,102)	(9,522)	(81,841)	(30,303)	(680,768)
Current losses unrecognized deferred income tax	559,102	—	—	30,303	589,405
Prior income tax expense recognized in current period	587	—	—	—	587
Income tax expenses/(benefits)	587	(9,522)	(81,841)	—	(90,776)

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

	For the year ended December 31, 2022
	US$	US$	US$	US$
	US	Hong Kong	PRC	Consolidated
Income/(Loss) before income taxes	8,776	(1,317,169)	(177,053)	(1,485,446)
Income tax computed at applicable tax rates	1,843	(217,333)	(44,263)	(259,753)
Effect of different tax rates in different jurisdictions	451	—	—	451
Non-deductible expenses	—	—	785	785
Current losses unrecognized deferred income tax	—	—	43,478	43,478
Prior losses recognized deferred income tax in current period	—	(33,672)	—	(33,672)
Income tax expenses/(benefits)	2,294	(251,005)	—	(248,711)

SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Company’s deferred tax assets were as follows:

	December 31,	December 31,
	2024	2023
	US$	US$
Deferred tax assets
Net operating loss carry forwards	124,609	103,548
Impairment of intangible assets	238,821	238,821
Valuation allowance	(332,846)	—
Total deferred tax assets	30,584	342,369

Deferred tax liabilities

The significant components of the Company’s deferred tax liabilities were as follows:

	December 31,	December 31,
	2024	2023
	US$	US$
Deferred tax liabilities
Temporary difference of intangible asset	25,200	—
Total deferred tax liabilities	25,200	—